Risk management and financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk management and financial instruments
Loans and borrowings	R$ 126,855	R$ 87,796	R$ 166,834
Cash and cash equivalents	(116,884)	(63,742)	R$ (100,243)	R$ (582,231)
Net debt	9,971	24,054
Total equity attributable to owners of the Company	R$ 771,415	R$ 888,810
Net debt/equity attributable to owners of the Company (%)	0.01%	0.03%